Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [abstract]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,957	1,934
Effect of stock lending	22	18
Effect of delivery of treasury shares	1	5
Effect of undelivered shares under the deferred share instrument		18
Weighted average number of ordinary and restricted shares at 30 June	1,980	1,975
Weighted average number of ordinary and restricted shares at 30 June	1,980	1,975
Effect of share options, warrants and restricted stock units	31	37
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2,011	2,012
Profit before exceptional items, attributable to equity holders of AB InBev	$ 4,986	$ 3,602
Exceptional items, before taxes (refer to Note 7)	(104)	(196)
Exceptional finance income/(cost), before taxes (refer to Note 8)	1,166	(494)
Exceptional taxes (refer to Note 7)	(5)	45
Exceptional non-controllinginterest (refer to Note 7)	12	(3)
Profit attributable to equity holders of AB InBev	6,055	2,954
Profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev	3,866	3,860
Mark-to-market gains / (losses) on derivatives related to the hedging of share-based payment programs (refer to Note 8)	1,124	(258)
Hyperinflation accounting impacts	(4)
Profit before exceptional items, attributable to equity holders of AB InBev	$ 4,986	$ 3,602